Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
Elders Ltd.	38,246	$155,302
Inghams Group Ltd.	75,129	181,560
Nufarm Ltd./Australia(a)	69,107	106,153
		443,015
Brazil — 0.7%
BRF SA	101,383	359,835
Sao Martinho SA	30,870	114,207
SLC Agricola SA	35,099	115,923
Tres Tentos Agroindustrial SA	24,657	60,139
		650,104
Canada — 6.3%
Maple Leaf Foods Inc.	16,040	318,731
Nutrien Ltd.	97,939	5,786,348
Rogers Sugar Inc.	22,138	90,981
		6,196,060
China — 2.1%
China BlueChemical Ltd., Class H	312,000	80,653
China Modern Dairy Holdings Ltd.(b)	570,000	78,202
China XLX Fertiliser Ltd.	128,000	75,131
China Youran Dairy Group Ltd.(a)(c)	234,000	79,330
COFCO Joycome Foods Ltd.(a)(b)	541,000	103,264
First Tractor Co. Ltd., Class H	80,000	66,060
Henan Shuanghui Investment & Development Co. Ltd., Class A	41,200	139,019
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	77,000	322,365
Muyuan Foods Co. Ltd., Class A	66,066	369,457
New Hope Liuhe Co. Ltd., Class A(a)	54,000	71,623
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	64,100	140,338
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	24,880	71,732
Sinofert Holdings Ltd.	634,000	103,255
Wens Foodstuff Group Co. Ltd., Class A	80,020	184,346
Yunnan Yuntianhua Co. Ltd., Class A	22,200	67,036
Zangge Mining Co. Ltd., Class A	18,700	93,774
		2,045,585
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	67,534	65,580
Germany — 0.8%
K+S AG, Registered	34,162	622,155
Suedzucker AG	12,427	159,058
		781,213
Hong Kong — 1.6%
WH Group Ltd.(c)	1,672,000	1,537,834
India — 5.6%
Balrampur Chini Mills Ltd.	24,227	167,345
Bayer CropScience Ltd.	2,674	177,617
Chambal Fertilisers and Chemicals Ltd.	32,335	208,494
Coromandel International Ltd.	23,643	633,391
Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,735	220,980
Dhanuka Agritech Ltd.	2,797	53,965
EID Parry India Ltd.(a)	17,949	199,433
Godrej Agrovet Ltd.(c)	7,715	68,878
Gujarat Ambuja Exports Ltd.	27,268	37,130
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	16,002	100,308
Gujarat State Fertilizers & Chemicals Ltd.	44,357	103,815
Jain Irrigation Systems Ltd.(a)	59,684	39,904
Kaveri Seed Co. Ltd.	4,075	68,679
Paradeep Phosphates Ltd., NVS(c)	72,609	146,342
Security	Shares	Value
India (continued)
PI Industries Ltd.	15,172	$678,294
Rallis India Ltd.	18,061	67,670
Rashtriya Chemicals & Fertilizers Ltd.	26,836	47,001
Shree Renuka Sugars Ltd.(a)	125,550	48,268
Sumitomo Chemical India Ltd.	24,696	146,422
Tata Consumer Products Ltd.	119,016	1,540,011
Triveni Engineering & Industries Ltd.	15,609	80,048
UPL Ltd.	89,969	661,344
		5,495,339
Indonesia — 0.6%
Astra Agro Lestari Tbk PT	100,100	36,869
Charoen Pokphand Indonesia Tbk PT	1,463,500	434,907
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	1,055,100	103,973
Sawit Sumbermas Sarana Tbk PT	566,300	48,669
		624,418
Israel — 1.3%
ICL Group Ltd.	154,376	1,019,008
Israel Corp Ltd.	750	234,465
		1,253,473
Italy — 2.2%
CNH Industrial NV	175,133	2,190,914
Japan — 3.6%
Kubota Corp.	196,100	2,249,617
Kumiai Chemical Industry Co. Ltd.	15,100	84,653
Maruha Nichiro Corp.	8,100	174,992
Mitsui DM Sugar Co. Ltd.	3,000	65,088
NH Foods Ltd.	16,900	594,224
Prima Meat Packers Ltd.	5,200	81,991
Sakata Seed Corp.	5,700	136,351
Yamabiko Corp.	5,700	83,236
		3,470,152
Malaysia — 2.2%
Farm Fresh Bhd	148,700	65,684
Genting Plantations Bhd	54,000	62,210
Hextar Global Bhd	315,900	69,784
IOI Corp. Bhd	502,400	424,436
Kuala Lumpur Kepong Bhd	100,700	460,857
QL Resources Bhd	325,660	344,069
SD Guthrie Bhd	414,900	435,918
United Plantations Bhd	50,050	267,727
		2,130,685
Netherlands — 0.2%
OCI NV	21,371	185,808
Norway — 4.6%
Austevoll Seafood ASA	18,131	164,599
Bakkafrost P/F	10,146	472,352
Grieg Seafood ASA(b)	10,195	67,498
Leroy Seafood Group ASA	53,991	235,773
Mowi ASA	93,297	1,742,092
Salmar ASA	13,407	597,624
Yara International ASA	33,191	1,190,768
		4,470,706
Poland — 0.1%
Grupa Azoty SA(a)	9,646	61,035
Qatar — 0.0%
Baladna(a)	137,792	46,597

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia — 0.0%
PhosAgro PJSC(a)(d)	136	$1
PhosAgro PJSC, GDR(a)(d)(e)	2	—
Ros Agro PLC, GDR(a)(d)(e)	5,334	1
		2
Saudi Arabia — 2.8%
Almarai Co. JSC	97,683	1,335,310
National Agriculture Development Co. (The)(a)	29,302	165,979
SABIC Agri-Nutrients Co.	46,501	1,187,502
Tanmiah Food Co.	1,229	31,956
		2,720,747
Singapore — 1.3%
First Resources Ltd.	111,500	122,389
Golden Agri-Resources Ltd.	1,419,400	275,131
Wilmar International Ltd.	385,100	909,575
		1,307,095
South Korea — 0.0%
Hyundai Feed Inc.(a)(d)	20,538	15,106
Sweden — 0.4%
Husqvarna AB, Class B	69,784	352,650
Taiwan — 0.5%
Charoen Pokphand Enterprise	35,800	132,416
Sinon Corp.	71,000	101,593
Taiwan Fertilizer Co. Ltd.	128,000	221,948
		455,957
Thailand — 0.7%
Betagro PCL, NVS	134,700	91,845
Charoen Pokphand Foods PCL, NVDR	760,600	566,873
		658,718
Turkey — 0.2%
Gubre Fabrikalari TAS(a)	16,515	100,487
Hektas Ticaret TAS(a)	750,390	59,161
Turk Traktor ve Ziraat Makineleri AS	5,103	72,744
		232,392
United Kingdom — 0.8%
Cranswick PLC	10,798	774,378
United States — 56.8%
AGCO Corp.	12,708	1,245,130
Alamo Group Inc.	2,051	406,180
Archer-Daniels-Midland Co.	96,255	4,646,229
Bunge Global SA	26,856	2,098,796
Cal-Maine Foods Inc.	8,749	839,292
CF Industries Holdings Inc.	33,371	3,027,083
Corteva Inc.	136,921	9,694,007
Security	Shares	Value
United States (continued)
Darling Ingredients Inc.(a)	31,763	$989,735
Deere & Co.(b)	44,349	22,452,125
FMC Corp.	25,039	1,015,582
Fresh Del Monte Produce Inc.	8,188	289,200
Ingredion Inc.	12,890	1,793,257
Lamb Weston Holdings Inc.	26,874	1,499,032
Lindsay Corp.	2,184	304,450
Mosaic Co. (The)	63,535	2,296,155
Pilgrim's Pride Corp.	9,491	466,577
Scotts Miracle-Gro Co. (The)	9,217	548,964
Titan International Inc.(a)	9,997	72,378
Toro Co. (The)	20,010	1,516,358
Vital Farms Inc.(a)	7,098	226,000
		55,426,530
Total Long-Term Investments — 95.9% (Cost: $111,223,245)		93,592,093
Short-Term Securities
Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	11,867,566	11,872,313
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	20,000	20,000
Total Short-Term Securities — 12.2% (Cost: $11,892,969)		11,892,313
Total Investments — 108.1% (Cost: $123,116,214)		105,484,406
Liabilities in Excess of Other Assets — (8.1)%		(7,881,445)
Net Assets — 100.0%		$97,602,961

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Agriculture Producers ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$215,352	$11,657,834 (a)	$—	$(157)	$(716)	$11,872,313	11,867,566	$7,282 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—	(40,000)(a)	—	—	20,000	20,000	4,362	—
				$(157)	$(716)	$11,892,313		$11,644	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	12	06/20/25	$3,549	$(3,411)
Euro STOXX 50 Index	7	06/20/25	427	(3,186)
				$(6,597)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$66,089,960	$27,487,025	$15,108	$93,592,093

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Agriculture Producers ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$11,892,313	$—	$—	$11,892,313
	$77,982,273	$27,487,025	$15,108	$105,484,406
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,411)	$(3,186)	$—	$(6,597)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's